Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts (Details) - Accounts Receivable [Member]	12 Months Ended
	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)
Schedule of Allowance for Doubtful Accounts [Line Items]
Balance at beginning of the year	$ 113,362	$ 14,569	$ 213,362
Addition	906,250	116,471
Reversal	(54,000)	(6,940)	(100,000)
Balance at end of the year	$ 965,612	$ 124,100	$ 113,362